--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1998
(UNAUDITED)
================================================================================



                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Other Tax Exempt Investments (22.50%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000   Alleghany County, PA (South Hills Health System)
               LOC PNC Bank, N.A.                                               03/31/99   3.71%    $   1,501,707   VMIG-1
   4,300,000   City of Philadelphia, PA TRAN - Series A                         06/30/99   3.59         4,312,357    MIG-1   SP-1+
   1,570,000   Cumberland County, PA (United Methodist Homes)
               LOC PNC Bank, N.A.                                               06/01/99   3.71         1,570,000   VMIG-1
   1,500,000   Georgia State HFA RB (Single Family Mortgage)                    10/01/99   3.20         1,500,000            A1+
   2,200,000   Iowa School Cash Anticipation Program
               (IA School Corporation Warrant Certificates)
               FSA Insured                                                      01/28/99   3.50         2,200,978    MIG-1   SP-1+
   3,000,000   Kenosha, WI UFSD TRAN                                            10/29/99   3.00         3,000,000    MIG-1
   3,000,000   Kentucky Asset/Liability Commission General Fund TRAN            06/25/99   3.52         3,012,692    MIG-1   SP-1+
   3,000,000   Maryland State Community Development                             01/14/00   3.05         3,000,000    MIG-1
   3,000,000   Michigan Municipal Bond Authority - Series C
               LOC Bank of Nova Scotia                                          08/27/99   3.53         3,012,477            SP-1+
   1,400,000   Missouri Rural Water Finance Corporation
               (Public Project Construction)                                    11/15/99   3.18         1,414,667    MIG-1
   5,000,000   Multnomah County, OR School District                             06/30/99   3.60         5,014,036    MIG-1   SP-1+
   3,000,000   Municipality of Anchorage, AK General Obligation TAN             01/04/00   2.91         3,023,220    MIG-1   SP-1+
   2,000,000   Passaic Valley, NJ Water Commission
               Revenue System Notes - Series A (b)
               LOC PNC Bank, N.A.                                               11/16/99   3.09         2,014,511
   3,000,000   Philadelphia, PA School District - Series 1998-1999B
               LOC PNC Bank, N.A.                                               06/30/99   3.58         3,008,704    MIG-1   SP-1
   3,000,000   Puerto Rico Commonwealth TRAN                                    07/30/99   2.83         3,010,913    MIG-1   SP-1+
   2,500,000   Temple University of the Commonwealth Systems
               (Higher Education Funding Obligation)                            05/14/99   3.70         2,506,429            SP-1+
   2,900,000   University of Cincinnati General Receipts BAN - Series A         03/01/99   3.52         2,900,986    MIG-1   SP-1+
   2,107,000   University of Cincinnati General Receipts BAN - Series A         12/21/99   2.99         2,111,510    MIG-1   SP-1+
------------                                                                                        -------------
  47,977,000   Total Other Tax Exempt Investments                                                      48,115,187
------------                                                                                        -------------
Other Variable Rate Demand Instruments (c) (52.36%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,590,000   Alabama HFA  RB (Windscape Project)
               LOC Amsouth Bank N.A.                                            12/01/03   4.10%    $   3,590,000   VMIG-1
   1,570,000   Bloomington Normal Airport Authority  - Series 1995A             01/01/13   4.15         1,570,000   VMIG-1
   2,975,000   Capital Realty Investment MHRB COPS
               LOC Swiss Bank                                                   12/01/04   4.28         2,975,000   VMIG-1   A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998
(UNAUDITED)
================================================================================



                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,650,000   City & County of Denver, CO Refunding MHRB
               (Cottonwood Creek Project)
               LOC General Electric Capital Corporation                         04/15/14   4.25%    $   3,650,000              A1+
   6,000,000   City of Baltimore, MD (HM Investments, Ltd.) - Series 1993
               LOC Toronto-Dominion Bank                                        02/01/00   4.15         6,000,000              A1+
   5,000,000   City of Burlington, KS Power and Light                           09/01/15   4.10         5,000,000   VMIG-1     A1
   1,200,000   City of Philadelphia, PA Water & Waste
               AMBAC Insured                                                    08/01/27   3.85         1,200,000   VMIG-1     A1+
   2,000,000   Columbia, AL Industrial Development Board PCRB
               (AL Power Company Project) - Series A                            11/01/21   5.00         2,000,000   VMIG-1     A1+
   4,500,000   Connecticut State HEFA (Yale University)                         07/01/29   3.70         4,500,000   VMIG-1     A1+
   2,000,000   Connecticut State Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank, A.G.                                            12/01/10   4.10         2,000,000     P1       A1+
   3,000,000   County of Cuyahoga, OH Hospital RB - Series 1997C
               (Cleveland Clinic)                                               01/01/16   4.10         3,000,000   VMIG-1     A1+
   2,800,000   County of Franklin, OH Hospital Facilities RB
               (Lutheran Senior City, Inc.) - Series 1994
               LOC National Bank of Detroit                                     05/01/15   4.00         2,800,000   VMIG-1
   5,400,000   County of Hamilton, OH Hospital Facilities RB - Series 1997B
               MBIA Insured                                                     01/01/18   4.00         5,400,000   VMIG-1     A1+
   7,000,000   DeKalb County, GA
               Refunding MHRB - (Wood Hills Apartment Project) - Series 1998
               LOC Bank of Montreal                                             12/01/07   4.00         7,000,000              A1+
     700,000   Delaware Valley, PA Local Government RB
               LOC Credit Suisse First Boston                                   12/01/18   3.90           700,000   VMIG-1     A1+
   1,200,000   Delta County, MI EDC Mead Escanaba
               (Enviromental Improvement) - Series D
               LOC Bank of Nova Scotia                                          12/01/13   5.00         1,200,000     P1
   1,500,000   Erie County Hospital Authority
               (Hamot Health Foundation) - Series 1998B                         05/15/20   5.00         1,500,000   VMIG-1
     150,000   Fulco, GA Hospital Authority - Revenue Anticipation Certificates
               (Shepherd Center Inc.)
               LOC Wachovia Bank, N.A.                                          09/01/17   3.95           150,000              A1+
   1,300,000   Georgetown, KY Educational Institution Improvement RB
               (Georgetown College)
               LOC PNC Bank, N.A.                                               06/01/04   4.05         1,300,000   VMIG-1


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================



                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                          Maturity              Value               Standard
    Amount                                                                          Date     Yield     (Note 1)    Moody's  & Poor's
    ------                                                                          ----     -----      ------     -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   300,000   Glynn-Brunswick Memorial Hospital (Southeast GA Health System)
               MBIA Insured                                                       08/01/16   3.85%   $   300,000   VMIG-1     A1+
   2,400,000   Greystone RB Certificate
               (Variable Senior Certificates of Beneficial Ownership)
               LOC Credit Suisse First Boston                                     05/01/20   4.13      2,400,000   VMIG-1     A1+
     300,000   Gwinnett County, GA (Gwinnett Hospital System Inc.)
               MBIA Insured                                                       09/01/27   4.05        300,000              A1+
   5,300,000   Harris County, TX Health Facilities Hospital RB
               (Memorial Hospital Systems)
               MBIA Insured                                                       06/01/24   3.90      5,300,000   VMIG-1     A1+
   5,000,000   Harris County, TX IDRB                                             02/15/27   4.85      5,000,000              A1+
   3,600,000   Illinois Development Finance Authority RB (Glenwood School for Boys)
               LOC Harris Trust                                                   02/01/33   4.10      3,600,000              A1+
   3,300,000   Illinois Educational Facilities Authority
               (Chicago Children's Museum) - Series 1994
               LOC National Bank of Detroit                                       02/01/28   4.10      3,300,000   VMIG-1     A1+
   2,400,000   Illinois HFA (Resurrection Health Care System)                     05/01/11   5.15      2,400,000   VMIG-1
   2,400,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
               LOC National Bank of Detroit                                       11/01/20   3.90      2,400,000   VMIG-1
   2,000,000   Jackson County, MS Port Facilities RB (Chevron USA Inc. Project)   06/01/23   5.10      2,000,000     P1
   2,000,000   Kentucky EDFA (Pooled Hospital Loan Program)
               LOC Capital Reinsurance                                            08/01/18   3.30      2,000,000              A1+
     700,000   Lancaster, PA Higher Education
               LOC Chase Manhattan Bank, N.A.                                     04/15/27   4.10        700,000   VMIG-1     A1
   1,300,000   Lincoln County, WY Pollution Control
               (Exxon Corporation) - Series 1985                                  08/01/15   5.05      1,300,000     P1       A1+
   2,500,000   Maryland State IDA Economic Development RB (Johnson Control Inc.)  12/01/03   4.45      2,500,000   VMIG-1
     600,000   Michigan Strategic Fund PCR (Consumer's Power Co. Project)
               LOC Canadian Imperial Bank of Commerce                             06/15/10   5.15        600,000              A1+
   2,860,000   Missouri HEFA (Washington University)                              09/01/10   4.10      2,860,000   VMIG-1     A1+
   4,420,000   Montgomery County, MD Housing Opportunities Commission MHRB
               (Oakwood - Gainesburg)
               LOC Freddie Mac                                                    11/01/07   4.05      4,420,000              A1+
     300,000   Municipal Gas Authority of Georgia (Gas Revenue Bonds) - Series A
               LOC ABN AMRO/Bayers Landes/CSFB/MGT/Wachovia                       11/01/06   3.90        300,000              A1+
   3,530,000   New Hampshire HEFA Hospital RB - Series 1995
               LOC Bank of Scotland                                               09/01/05   4.25      3,530,000   VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998
(UNAUDITED)
================================================================================



                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                              Maturity            Value             Standard
    Amount                                                                              Date   Yield    (Note 1)   Moody's  & Poor's
    ------                                                                              ----   -----     ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,925,000  New Hampshire HEFA RB (Alice Peck Day Memorial Hospital)
               LOC Corestates Bank, N.A.                                              11/01/05  4.05% $  1,925,000  VMIG-1
    1,400,000  New Jersey EDA Dock Facility Revenue
               (Bayonne/IMTT Project) - Series 1
               LOC First National Bank of Chicago                                     12/01/27  5.10     1,400,000  VMIG-1
    1,300,000  North Carolina Educational Facilities (Duke University) - Series 1991B 12/01/21  3.95     1,300,000  VMIG-1    A1+
    2,000,000  Raleigh-Durham, NC Airport Authority
               (American Airlines) - Series 1995A
               LOC NationsBank                                                        11/01/05  5.10     2,000,000            A1+
      900,000  Reading, PA (York County General Authority)
               AMBAC Insured                                                          09/01/26  4.05       900,000            A1+
    1,700,000  Roanoke, VA IDA Hospital RB (Carilion Health Systems)                  07/01/27  5.05     1,700,000  VMIG-1    A1+
    2,000,000  York County, PA IDA PCRB (Philadelphia Electric Company)
               LOC Toronto-Dominion Bank                                              08/01/16  5.10     2,000,000    P1      A1+
-------------                                                                                         ------------
  111,970,000  Total Other Variable Rate Demand Instruments                                            111,970,000
-------------                                                                                         ------------
Put Bonds (7.46%)
------------------------------------------------------------------------------------------------------------------------------------
 $  7,500,000  Connecticut State Special Assessment Unemployment Compensation
               Advance Fund RB - Series 1993C
               FGIC Insured                                                           07/01/99  3.60% $  7,500,000  VMIG-1    A1+
    1,500,000  Intermountain Power Authority Power Supply RB - Series E
               AMBAC Insured                                                          03/15/99  3.25     1,500,000  VMIG-1    A1+
    6,950,000  Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                                   11/01/99  3.10     6,950,000            A1+
-------------                                                                                         ------------
   15,950,000  Total Put Bonds                                                                          15,950,000
-------------                                                                                         ------------
Tax Exempt Commercial Paper (19.36%)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,497,000  Austin, TX Utility System Notes - Series A
               LOC Morgan Guaranty                                                    01/07/99  3.35% $  2,497,000   P1       A1+
    1,000,000  Development Authority of Burke County, GA
               (Ogelthorpe Power) - Series 1998B
               AMBAC Insured                                                          01/20/99  3.10     1,000,000  VMIG1     A1+
    5,000,000  Illinois HFA RB (Rush-Presbyterian St. Luke's)
               LOC Northern Trust                                                     02/10/99  3.10     5,000,000  VMIG-1    A1+
    3,000,000  Illinois HFA RB (Rush-Presbyterian St. Luke's)
               LOC Northern Trust                                                     01/07/99  3.20     3,000,000  VMIG-1    A1+
   10,000,000  Intermountain Power Agency Power Supply RB - Series 1985F
               AMBAC Insured                                                          01/14/99  3.35    10,000,000  VMIG-1    A1+
    2,000,000  Intermountain Power Agency Power Supply RB - Series 1985F
               AMBAC Insured                                                          01/08/99  3.20     2,000,000  VMIG-1    A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date     Yield       (Note 1)    Moody's  & Poor's
    ------                                                                        ----     -----        ------     -------  --------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  2,000,000  Maricopa County, AZ PCRB (Southern California Edison Company)    03/11/99   3.00%    $   2,000,000     P1     A1
    3,000,000  Philadelphia, PA Revenue Notes - Series B
               LOC Canadian Imperial Bank of Commerce                           01/07/99   3.35         3,000,000     P1     A1+
    2,500,000  Putman County, GA Development Authority PC Georgia Power         01/20/99   3.00         2,500,000     P1     A1
    3,400,000  Rochester, MN Health Care Mayo Foundation
               (Mayo Medical Center) - Series C                                 02/17/99   3.15         3,400,000            A1+
    5,000,000  State of Connecticut HEFA  RB (Yale Universtity)                 01/08/99   2.95         5,000,000   VMIG-1   A1+
    2,000,000  State of Connecticut Special Assessment (Second Injury Fund)
               LOC Credit Agricole/Credit Belique                               01/26/99   3.05         2,000,000     P1     A1+
-------------                                                                                        ------------
   41,397,000  Total Tax Exempt Commercial Paper                                                       41,397,000
-------------                                                                                        ------------
               Total Investments (101.68%) (Cost $217,432,187+)                                     $ 217,432,187
               Cash and Other Assets in Excess of Liabilities (-1.68%)                              (   3,598,117)
                                                                                                     ------------
               Net Assets (100.00%) 213,838,720 Shares Outstanding (Note 3)                         $ 213,834,070
                                                                                                     ============
               +   Aggregate cost for Federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Trustees to be of comparable quality to the rated securities in which the Fund may invest.

(c) Interest rates are adjustable on a daily, weekly or monthly basis. The rate shown is the rate in effect at the date of this statement.

KEY:

     AMBAC    =   American Municipal Bond Assurance             IDRB     =   Industrial Development Revenue Bond

     BAN      =   Bond Anticipation Note                        LOC      =   Letter of Credit

     COPS     =   Certificates of Participations                MBIA     =   Municipal Bond Insurance Association

     EDA      =   Economic Development Authority                MHRB     =   Multi-family Housing Revenue Bond

     EDC      =   Education Development Corporation             PCR      =   Pollution Control Revenue

     EDFA     =   Economic Development Finance Authority        PCRB     =   Pollution Control Revenue Bond

     FGIC     =   Financial Guaranteed Insurance Company        RB       =   Revenue Bond

     FSA      =   Financial Securities Assurance                TAN      =   Tax Anticipation Note

     HFA      =   Housing Finance Authority                     TRAN     =   Tax and Revenue Anticipation Note

     HEFA     =   Health and Education Facilities Authority     UFSD     =   Unified School District

     IDA      =   Industrial Development Authority

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1998
(UNAUDITED)
================================================================================




INVESTMENT INCOME

 Interest income.............................................................................  $   3,414,005

 Expenses (Note 2)...........................................................................  (     400,648)
                                                                                               -------------

 Net investment income.......................................................................      3,013,357



REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.....................................................             49
                                                                                               -------------
 Net increase in net assets from operations..................................................  $   3,013,406
                                                                                               =============


























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                          Six Months
                                                                             Ended                    Year
                                                                       December 31, 1998              Ended
                                                                          (Unaudited)            June 30, 1998
                                                                           ---------             -------------


INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income............................................   $     3,013,357         $     6,656,468
    Net realized gain (loss) on investments..........................                49         (         1,453)
                                                                        ---------------         ---------------
    Net increase in net assets from operations.......................         3,013,406               6,655,015
 Dividends to shareholders from net investment income................   (     3,013,357)*       (     6,656,468)*
 Net increase (decrease) from capital share transactions (Note 3)....        21,818,214         (     7,032,901)
                                                                        ---------------         ---------------
        Total increase (decrease) in net assets......................        21,818,263         (     7,034,354)
 Net assets:
    Beginning of period..............................................       192,015,807             199,050,161
                                                                        ---------------         ---------------
    End of period....................................................   $   213,834,070         $   192,015,807
                                                                        ===============         ===============

 *   Designated as exempt-interest dividends for federal income tax purpose.












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock.
At December 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $213,838,720. Transactions in capital stock, all at $1.00 per share, were as follows:


                                               Six Months Ended                             Year
                                               December 31, 1998                           Ended
                                                  (Unaudited)                         June 30, 1998
                                                   ---------                          -------------
 Sold......................................         289,108,369                          439,480,605
 Issued on reinvestment of dividends.......             880,771                            2,022,495
 Redeemed..................................     (   268,170,926)                    (    448,536,001)
                                                 --------------                      ---------------
 Net increase (decrease)...................          21,818,214                     (      7,032,901)
                                                 ==============                      ===============

4. Liabilities.
At December 31, 1998, the Fund had the following liabilities:
 Payables for securities purchased.........     $     6,023,220
 Accrued management fee....................              80,920
 Dividends payable.........................             436,693
                                                 --------------
   Total liabilities.......................     $     6,540,833
                                                 ==============

5. Sales of Securities.

Accumulated undistributed realized losses at December 31, 1998 amounted to $4,650. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire on June 30, 2006.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================


6. Financial Highlights.

                                            Six Months                          Year Ended June 30,
                                              Ended         --------------------------------------------------------------
                                        December 31, 1998      1998         1997         1996         1995         1994
                                        -----------------   ----------   ----------   ----------   ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
 Net asset value, beginning of period.....    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              ---------     ---------    ---------    ---------    ---------    ---------
 Income from investment operations:
   Net investment income..................       0.015         0.033        0.032        0.033        0.032        0.021
 Less distributions:
   Dividends from net investment income...       0.015         0.033        0.032        0.033        0.032        0.021
                                              ---------     ---------    ---------    ---------    ---------    ---------
 Net asset value, end of period...........    $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =========     =========    =========    =========    =========    =========
 Total Return.............................       3.05%*        3.31%        3.23%        3.31%        3.22%        2.14%
 Ratios/Supplemental Data
 Net assets, end of period (000)..........    $ 213,834     $ 192,016    $ 199,050    $ 254,251    $ 213,134    $ 133,927
 Ratios to average net assets:
   Expenses...............................       0.40%*        0.40%        0.40%        0.40%        0.40%        0.40%
   Net investment income..................       3.01%*        3.26%        3.18%        3.26%        2.22%        2.13%

    * Annualized































--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

















------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












                                        TAX EXEMPT
                                        PROCEEDS
                                        FUND, INC.









                                             Semi-Annual Report
                                              December 31, 1998
                                                (Unaudited)









--------------------------------------------------------------------------------